Other Liabilities - Details of Other Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Extension of concessions	$ 593	$ 436	$ 342
Liabilities for contractual claims	59	41	2,008
Miscellaneous	658	245	33
Total, other current liabilities	1,310	722	2,383
Noncurrent
Extension of concessions	529	348	179
Liabilities for contractual claims	170	175	90
Miscellaneous	4	26	8
Total, other noncurrent liabilities	$ 703	$ 549	$ 277